Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2021
Depreciation Amortization And Impairment Expense [Abstract]
Schedule of depreciation and amortization
	2019	2020	2021
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.16(b) and Note No. 16)	29,194	29,845	29,768
Depreciation of rights over leased assets (Note No. 16(d))	28,472	27,647	29,199
Amortization of intangibles assets (Note No.15 (b))	12,875	15,865	17,831
Total	70,541	73,357	76,798

Schedule of impairment loss
	2019	2020	2021
	MCh$	MCh$	MCh$

Impairment loss
Impairment loss on intangibles assets (Note No.15(b))	350	629	1,647
Impairment loss on property and equipment (Note No.16(b))	2,018	1,031	43
Impairment of rights over leased assets (Note No. 16(d))	187	1	—
Total	2,555	1,661	1,690